DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2022
Disclosure of debt instruments [Abstract]
DEBT SECURITIES IN ISSUE
NOTE 24: DEBT SECURITIES IN ISSUE

	2022 £m	2021 £m
Senior unsecured notes issued	21,377	23,820
Covered bonds (note 25)	14,240	17,407
Certificates of deposit issued	1,607	290
Securitisation notes (note 25)	2,780	3,672
Commercial paper	9,052	3,535
Total debt securities in issue	49,056	48,724
At 31 December 2022 £30,571 million (2021: £33,369 million) of debt securities in issue had a contractual residual maturity of greater than one year.